Employee Stock And Savings (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contribution	$ 29.5	$ 27.8	$ 29.8
Deferred compensation plan assets	10.6	10.5
Deferred compensation plan liabilities	$ 10.6	$ 10.5
Deferred Compensation [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Maximum annual election of deferment	50.00%
Deferred Bonus [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Maximum annual election of deferment	80.00%